UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    June 30, 2017

    Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.6%
	Commercial Services - 4.9%
37,900	Booz Allen Hamilton Holding Corp.	1,341,281
55,300	Cardtronics, PLC *	2,585,275
15,000	Equifax, Inc.	2,051,100
35,200	Nielsen Holdings, PLC	1,454,112

		7,431,768

	Communications - 1.2%
15,200	SBA Communications Corp. *	1,829,624

	Consumer Durables - 5.7%
17,700	Carlisle Cos., Inc.	1,883,457
20,000	Electronic Arts, Inc. *	1,790,400
15,100	Genuine Parts Co.	1,395,391
23,100	Newell Brands, Inc.	1,089,627
6,300	Polaris Industries, Inc.	527,940
12,350	Snap-On, Inc.	2,083,074

		8,769,889

	Consumer Non-Durables - 1.2%
48,900	Coca-Cola European Partners, PLC	1,843,041

	Consumer Services - 7.1%
3,000	Chipotle Mexican Grill, Inc. *	1,336,560
42,600	Cinemark Holdings, Inc.	1,888,884
53,600	Dunkin’ Brands Group, Inc.	2,930,848
33,832	Marriott International, Inc.	3,186,298
48,900	Service Corp. International	1,510,032

		10,852,622

	Electronic Technology - 12.4%
98,400	Applied Materials, Inc.	3,827,760
22,900	Arista Networks, Inc. *	3,028,983
20,700	Broadcom, Ltd.	4,532,472
64,800	Ciena Corp. *	1,529,928
27,200	MACOM Technology Solutions Holdings, Inc. *	1,313,760
9,600	NVIDIA Corp.	1,045,728
38,300	Skyworks Solutions, Inc.	3,752,634

		19,031,265

	Energy Minerals - 2.0%
23,800	Continental Resources, Inc. *	1,080,996
39,010	Marathon Petroleum Corp.	1,971,565

		3,052,561

	Finance - 8.7%
11,400	Affiliated Managers Group, Inc.	1,868,916
7,800	Ameriprise Financial, Inc.	1,011,504
35,300	Arthur J Gallagher & Co.	1,995,862
66,300	Brixmor Property Group, Inc.	1,422,798
23,600	First Republic Bank	2,213,916
28,500	Intercontinental Exchange, Inc.	1,706,295
51,600	Legg Mason, Inc.	1,863,276

Quantity	Name of Issuer	Fair Value ($)

4,400	SVB Financial Group *	818,796
4,900	T Rowe Price Group, Inc.	333,935

		13,235,298

	Health Services - 3.4%
26,300	Centene Corp. *	1,874,138
20,200	Envision Healthcare Corp. *	1,238,664
23,100	HealthSouth Corp.	988,911
10,100	Patterson Cos, Inc.	456,823
4,171	UnitedHealth Group, Inc.	684,086

		5,242,622

	Health Technology - 9.4%
12,000	Alexion Pharmaceuticals, Inc. *	1,454,880
12,200	Align Technology, Inc. *	1,399,462
8,100	Allergan, PLC	1,935,252
13,400	Celgene Corp. *	1,667,362
12,600	DexCom, Inc. *	1,067,598
9,300	Incyte Corp. *	1,243,131
7,900	Jazz Pharmaceuticals, PLC *	1,146,527
19,650	Thermo Fisher Scientific, Inc.	3,018,240
11,675	Zimmer Biomet Holdings, Inc.	1,425,634

		14,358,086

	Industrial Services - 2.6%
45,500	Waste Connections, Inc.	4,014,010

	Process Industries - 5.1%
31,200	Ecolab, Inc.	3,910,608
18,800	International Paper Co.	954,664
30,800	Scotts Miracle-Gro Co.	2,876,412

		7,741,684

	Producer Manufacturing - 9.2%
4,689	Adient, PLC	340,750
24,000	AMETEK, Inc.	1,297,920
18,700	Anixter International, Inc. *	1,482,910
18,400	Delphi Automotive, PLC	1,481,016
9,300	Hubbell, Inc.	1,116,465
31,700	Ingersoll-Rand, PLC	2,577,844
46,890	Johnson Controls International, PLC	1,975,007
18,600	Mobileye NV *	1,142,040
20,100	Orbital ATK, Inc.	1,969,800
4,900	Rockwell Automation, Inc.	762,979

		14,146,731

	Retail Trade - 6.5%
9,900	Casey’s General Stores, Inc.	1,111,275
55,300	TJX Cos., Inc.	4,373,124
15,600	Ulta Beauty, Inc. *	4,449,588

		9,933,987

	Technology Services - 13.7%
21,500	ANSYS, Inc. *	2,297,705
50,300	Aspen Technology, Inc. *	2,963,676

See accompanying notes to schedule of investments.
MARCH 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

17,900	Autodesk, Inc. *	1,547,813
36,400	Cognizant Technology Solutions Corp. *	2,166,528
6,700	DST Systems, Inc.	820,750
31,275	Euronet Worldwide, Inc. *	2,674,638
30,300	Genpact, Ltd.	750,228
2,150	priceline.com, Inc. *	3,826,936
19,200	PTC, Inc. *	1,008,960
15,100	Ultimate Software Group, Inc. *	2,947,671

		21,004,905

Transportation - 3.4%
38,100	Alaska Air Group, Inc.	3,513,582
21,900	Ryder System, Inc.	1,652,136

		5,165,718

Utilities - 1.1%
27,800	WEC Energy Group, Inc.	1,685,514

Total Common Stocks (cost: $87,586,479)		149,339,325

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 2.6%
3,937,094	Fidelity Instl. Money Mkt. Govt. Fund, 0.56%

Total Short-Term Securities (cost: $3,937,094)		3,937,094

Total Investments in Securities - 100.2% (cost: $91,523,573)		153,276,419

Other Assets and Liabilities, net - (0.2%)		(346,318)

Total Net Assets - 100.0%		$152,930,101

*   Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	149,339,325	—	—	149,339,325
Short-Term Securities	3,937,094	—	—	3,937,094
Total:	153,276,419	—	—	153,276,419

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•   Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•   Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•   Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2017 is included with the Fund’s schedule of investments.

At March 31, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Mid Cap Growth	$62,796,143	($1,043,297)	$61,752,846	$91,523,573

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2017

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	May 5, 2017